The Law Office of Stephen E. Rounds
1544 York Street, Suite 110
Denver, Colorado USA 80206
Tel. 303.377.6997 Fax 303.377.0231
sercounsel@msn.com
Admin. Office T. 307.856.4748 F. 307.857.0319
sra@wyoming.com

July 21, 2006

Securities and Exchange Commission
Division of Corporation Finance
100 F Street NE
Washington, D.C. 20549-2001

Re:	Black Diamond Holdings Corp.
Form 20-F

Dear Commissioners:

     We represent Black Diamond Holdings Corp. with respect to securities law matters in the United States. On behalf of the company, we file a registration statement on Form 20-F. The company is in the alcoholic beverage distribution business in Canada and the United States.

If the staff has any questions or needs further information regarding this filing, please contact us.

Yours Sincerely,

           Stephen E. Rounds

SER/sra
cc: Black Diamond Holdings Corp.